8. General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2018
General And Administrative Expenses
General and Administrative Expenses

	2018	2017	2016
Personnel expenses	4,929	4,521	4,729
Legal, consulting and audit fees	2,881	1,945	2,210
Operating lease expenses	162	126	111
Other expenses	1,666	1,394	1,273
	9,638	7,986	8,323